Debt - Amortization of Debt Issuance Costs (Details) $ in Thousands	12 Months Ended
Jun. 30, 2020 USD ($)
Debt Disclosure [Abstract]
Long-Term Debt, Amortization Of Debt Issuance Costs, Year One	$ 3,289
Long-Term Debt, Amortization Of Debt Issuance Costs, Year Two	3,289
Long-Term Debt, Amortization Of Debt Issuance Costs, Year Three	3,289
Long-Term Debt, Amortization Of Debt Issuance Costs, Year Four	3,289
Long-Term Debt, Amortization Of Debt Issuance Costs, Year Five	1,096
Long-Term Debt, Amortization Of Debt Issuance Costs, After Year Five	0
Debt Issuance Costs, Net	$ 14,252